Other assets	12 Months Ended
Dec. 31, 2018
Other assets [abstract]
Disclosure of other assets [text block]
10	Other assets

Other non-current assets

Other non-current assets include the following:

	As of December 31,
in 000€	2018	2017	2016
Tax credits	3,006	2,446	1,766
Guarantees and deposits	405	362	342
Non-current receivable on joint venture	1,096	804	−
Non-listed equity investments	2,701	−	−
Other	29	55	46
Total non-current assets	7,237	3,667	2,154

The non-current tax credits relate to tax credits that will be realized over more than one year.

The non-listed equity investments mainly consist of the investment in equity shares of the non-listed company Essentium Inc. The Group holds a non-controlling interest of 5% in this company. This investment was irrevocably designated at fair value through OCI as the Group considers these investments to be strategic in nature. We refer to Note 3 and Note 20.

Other current assets

Other current assets include the following:

	As of December 31,
in 000€	2018	2017*	2016
Deferred charges	2,046	2,021	1,483
Tax credits	185	219	176
Accrued income	958	524	666
Other tax receivables	2,286	2,910	604
Other non-trade receivables	1,461	2,001	1,552
Total current assets	6,936	7,675	4,481

The other tax receivables include Value Added Tax (VAT) receivables. The non-trade receivables for the year ending December 31, 2018 include the indemnification asset for the amount of K€222 as referred to in Note 4. Business Combinations related to ACTech. Also please note that a receivable related to factoring was accounted for under the non-trade receivables in the year ending December 31, 2016 (K€541). In the year ending December 31, 2018 this receivable related to factoring has been recorded under the trade receivables for the amount of K€445 (2017: K€646).

Disclosure of other non-current assets [text block]

Other non-current assets

Other non-current assets include the following:

	As of December 31,
in 000€	2018	2017	2016
Tax credits	3,006	2,446	1,766
Guarantees and deposits	405	362	342
Non-current receivable on joint venture	1,096	804	−
Non-listed equity investments	2,701	−	−
Other	29	55	46
Total non-current assets	7,237	3,667	2,154

The non-current tax credits relate to tax credits that will be realized over more than one year.

The non-listed equity investments mainly consist of the investment in equity shares of the non-listed company Essentium Inc. The Group holds a non-controlling interest of 5% in this company. This investment was irrevocably designated at fair value through OCI as the Group considers these investments to be strategic in nature. We refer to Note 3 and Note 20.

Disclosure of other current assets [text block]

Other current assets

Other current assets include the following:

	As of December 31,
in 000€	2018	2017*	2016
Deferred charges	2,046	2,021	1,483
Tax credits	185	219	176
Accrued income	958	524	666
Other tax receivables	2,286	2,910	604
Other non-trade receivables	1,461	2,001	1,552
Total current assets	6,936	7,675	4,481

The other tax receivables include Value Added Tax (VAT) receivables. The non-trade receivables for the year ending December 31, 2018 include the indemnification asset for the amount of K€222 as referred to in Note 4. Business Combinations related to ACTech. Also please note that a receivable related to factoring was accounted for under the non-trade receivables in the year ending December 31, 2016 (K€541). In the year ending December 31, 2018 this receivable related to factoring has been recorded under the trade receivables for the amount of K€445 (2017: K€646).